Liquidity, Going Concern, and Restatement - Schedule of Impact of the Restatement (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023
As Reported [Member]
Schedule of Impact of the Restatement [Line Items]
Prepaid expense and other current asset		$ 159,602
Property and equipment, net		7,949,150	$ 7,969,278
Prepayment for asset acquisition
Total Assets		14,460,402	14,492,599
Accrued expenses and other current liabilities		4,050,845	3,696,380
Convertible notes payable – third parties, net		842,567	569,456
Current Liabilities		6,633,614	5,932,490
Total Liabilities		6,973,447	6,361,627
Additional paid-in capital		86,029,237	82,636,966
Total stockholders’ equity		7,792,076	8,388,050
Noncontrolling interest		(305,121)	(257,078)
Total Equity		7,486,955	8,130,972
Total Liabilities and Equity		14,460,402	14,492,599
Selling, general and administrative expenses		831,257
Stock based compensation		2,544,995	1,635,708
Interest expenses		(684,683)	(2,493,340)
Net loss attributable to noncontrolling interests		(48,043)	$ (394,632)
Net loss		$ (3,981,019)
Basic and diluted net loss per common share (in Dollars per share)		$ (0.4)	$ (2.43)
Diluted net loss per common share (in Dollars per share)		$ (0.4)	$ (2.43)
Net loss		$ (3,981,019)
Other non-cash income and expenses		672,016	$ 2,413,746
Accrued expenses and other current liabilities		354,465	786,793
Due to related parties		128,840	(186,860)
Net cash used in operating activities		(602,001)
Due to related parties	[1]
Net cash provided by financing activities		805,006
Effect of exchange rate changes on cash and cash equivalents and restricted cash		(260,783)	2,125
Issuance of common stock for conversion of debt		681,000	3,306,112
As Reported [Member] | Related Party [Member]
Schedule of Impact of the Restatement [Line Items]
Due to related parties		301,972	173,132
Adjustments [Member]
Schedule of Impact of the Restatement [Line Items]
Prepaid expense and other current asset		223,707
Property and equipment, net		(7,400,000)	(7,400,000)
Prepayment for asset acquisition		691,900	691,900
Total Assets		(6,484,392)	(6,708,100)
Accrued expenses and other current liabilities		(605,178)	(148,028)
Convertible notes payable – third parties, net		29,769	317,066
Current Liabilities		(455,908)	169,399
Total Liabilities		(455,908)	169,399
Additional paid-in capital		(9,025,036)	(8,658,586)
Total stockholders’ equity		(6,092,525)	(6,833,940)
Noncontrolling interest		64,040	(43,559)
Total Equity		(6,028,485)	(6,877,499)
Total Liabilities and Equity		(6,484,393)	(6,708,100)
Selling, general and administrative expenses		(92,771)
Stock based compensation		(513,364)	(1,449,775)
Interest expenses		503,007	1,179,669
Net loss attributable to noncontrolling interests		(45,425)	$ (98,162)
Net loss		$ 1,053,352
Basic and diluted net loss per common share (in Dollars per share)		$ 0.11	$ 0.63
Diluted net loss per common share (in Dollars per share)		$ 0.11	$ 0.63
Net loss		$ 1,053,355
Other non-cash income and expenses		(495,736)	$ (1,169,501)
Accrued expenses and other current liabilities		(398,070)	(148,031)
Due to related parties		(128,840)	186,860
Net cash used in operating activities		(353,815)
Due to related parties	[1]	(217,981)
Net cash provided by financing activities		119,141
Effect of exchange rate changes on cash and cash equivalents and restricted cash		234,674	(2)
Issuance of common stock for conversion of debt		213,426	(1,519,426)
Adjustments [Member] | Related Party [Member]
Schedule of Impact of the Restatement [Line Items]
Due to related parties		89,502	$ 361
As restated [Member]
Schedule of Impact of the Restatement [Line Items]
Prepaid expense and other current asset		383,309
Property and equipment, net		549,150
Prepayment for asset acquisition		691,900
Total Assets		7,976,010
Accrued expenses and other current liabilities		3,445,667
Convertible notes payable – third parties, net		872,336
Current Liabilities		6,177,706
Total Liabilities		6,517,539
Additional paid-in capital		77,004,201
Total stockholders’ equity		1,699,551
Noncontrolling interest		(241,081)
Total Equity		1,458,470
Total Liabilities and Equity		7,976,009
Selling, general and administrative expenses		738,486
Stock based compensation		2,031,631
Interest expenses		(181,676)
Net loss attributable to noncontrolling interests		(93,468)
Net loss		$ (2,927,667)
Basic and diluted net loss per common share (in Dollars per share)		$ (0.29)
Diluted net loss per common share (in Dollars per share)		$ (0.29)
Net loss		$ (2,927,664)
Other non-cash income and expenses		176,280
Accrued expenses and other current liabilities		(43,605)
Due to related parties
Net cash used in operating activities		(955,816)
Due to related parties	[1]	(217,981)
Net cash provided by financing activities		924,147
Effect of exchange rate changes on cash and cash equivalents and restricted cash		(26,109)
Issuance of common stock for conversion of debt		467,574
As restated [Member] | Related Party [Member]
Schedule of Impact of the Restatement [Line Items]
Due to related parties		$ 391,474

[1]	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.